                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [_];

                            Amendment Number: ____

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address: 600 Fifth Avenue (25th Floor)
         New York, NY 10020

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernard Selz
Title: Managing Member
Phone: (212) 218-8270

Signature, Place, and Date of Signing:

    /s/ Bernard Selz            New York, NY            October 6, 2006
--------------------------
      [Signature]              [City, State]                 [Date]

(Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name
--------------------           ----
28-_______________________     None
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $234,848
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number           Name
---   -----------------------------  ---------------------------------------
___   28-__________________          None

[Repeat as necessary.]

Column 1                       Column 2         Column 3  Column 4   Column 5       Column 6          Column 8
--------                       ---------------- --------- -------- --------------- ---------- ------------------------
                                                                    Shares/ Prn    Investment
Name of Issuer                 Title of Class   Cusip        Value Amount/Put-Call Discretion     Voting Authority
--------------                 ---------------- --------- -------- --------------- ---------- ------------------------
                                                          (x$1000)                             Sole   Shared   None
                                                          --------                            ------- ------ ---------
EVEREST RE GROUP LTD.......... COM              G3223R108   6,622     67,900  SH      SOLE     10,000   --      57,900
AMERICAN INTL GROUP INC....... COM              026874107  13,199    199,200  SH      SOLE     28,000   --     171,200
ANNALY CAP MGMT INC........... COM              035710409     410     31,200  SH      SOLE         --   --      31,200
BARRICK GOLD CORP............. COM              067901108   3,264    106,300  SH      SOLE     21,000   --      85,300
BED BATH & BEYOND INC......... COM              075896100   9,565    250,000  SH      SOLE     51,000   --     199,000
COMPTON PETE CORP............. COM              204940100   8,028    805,000  SH      SOLE    137,000   --     668,000
CORNING INC................... COM              219350105   9,764    400,000  SH      SOLE     78,000   --     322,000
ENSCO INTL INC................ COM              26874Q100     877     20,000  SH      SOLE      4,000   --      16,000
ELECTRO SCIENTIFIC INDS....... COM              285229100   2,060    100,000  SH      SOLE     21,000   --      79,000
ESPEED INC.................... CL A             296643109   1,840    200,000  SH      SOLE     52,000   --     148,000
FARO TECHNOLOGIES INC......... COM              311642102   5,539    290,000  SH      SOLE     57,000   --     233,000
FLAMEL TECHNOLOGIES SA........ SPONSORED ADR    338488109     216    270,000  PUT     SOLE     57,000   --     213,000
FLAMEL TECHNOLOGIES SA........ SPONSORED ADR    338488109   9,831    524,300  SH      SOLE     81,000   --     443,300
FOXHOLLOW TECHNOLOGIES INC.... COM              35166A103   3,419    100,000  SH      SOLE     19,000   --      81,000
GOLDCORP INC NEW.............. WTS EXP 609/2011 380956177      49      3,125  SH      SOLE        550   --       2,575
GOLDCORP INC NEW.............. COM              380956409  23,969  1,015,625  SH      SOLE    206,000   --     809,625
INTEL CORP.................... COM              458140100   7,200    350,000  SH      SOLE     73,000   --     277,000
ISHARES SILVER TRUST.......... ISHARES          46428Q109   3,435     30,000  SH      SOLE      6,000   --      24,000
MEMC ELECTR MATLS INC......... COM              552715104  12,956    353,700  SH      SOLE     68,000   --     285,700
MESA AIR GROUP INC............ COM              590479101   5,170    666,200  SH      SOLE    110,000   --     556,200
OMNICARE INC.................. COM              681904108  11,850    275,000  SH      SOLE     52,000   --     223,000
PETSMART INC.................. COM              716768106  10,417    375,400  SH      SOLE     65,000   --     310,400
PFIZER INC.................... COM              717081103   5,691    200,680  SH      SOLE     42,000   --     158,680
PRECISION DRILLING TR......... TR UNIT          740215108   1,689     55,000  SH      SOLE     10,000   --      45,000
PROGRESSIVE GAMING INTL CORP.. COM              74332S102   4,100    500,000  SH      SOLE     91,000   --     409,000
QUALCOMM INC.................. COM              747525103  12,723    350,000  SH      SOLE     66,000   --     284,000
RADISYS CORP.................. COM              750459109   2,125    100,000  SH      SOLE     21,000   --      79,000
RANDGOLD RES LTD.............. ADR              752344309   4,357    214,000  SH      SOLE     41,100   --     172,900
RIMAGE CORP................... COM              766721104   3,811    170,000  SH      SOLE     29,000   --     141,000
SEABRIGHT INSURANCE HLDGS IN.. COM              811656107     838     60,000  SH      SOLE         --   --      60,000
SMURFIT-STONE CONTAINER CORP.. COM              832727101     224     20,000  SH      SOLE         --   --      20,000
SPIRIT FIN CORP............... COM              848568309     464     40,000  SH      SOLE         --   --      40,000
TESCO CORP.................... COM              88157K101  26,580  1,731,700  SH      SOLE    220,000   --   1,511,700
3-D SYS CORP DEL.............. COM NEW          88554D205  10,830    590,500  SH      SOLE     81,000   --     509,500
VENTAS INC.................... COM              92276F100   4,895    127,000  SH      SOLE         --   --     127,000
WRIGHT EXPRESS CORP........... COM              98233Q105   6,617    275,000  SH      SOLE     61,000   --     214,000
ZI CORP....................... COM              988918108     224    243,000  SH      SOLE     19,000   --     224,000
                                                          -------
                                                          234,848
                                                          =======